FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Hierarchy for Those Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table represents the fair value hierarchy for those financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$62,415	-	-	$62,415
Investment	-	100,000	-	100,000
Derivative liabilities	-	-	257,233	257,233

The following table represents the fair value hierarchy for those financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$53,813	-	-	$53,813